Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,559,500.00
Previously Paid Amount	4,143.00
Total Fee Amount	5,325.07
Total Offset Amount	0.00
Net Fee	$ 1,182.07
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A